UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2012

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     November 6, 2012
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $186,023 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
219,392
3,200
x
ALL
3,200

0
AFLAC Incorporated
Common
001055102
8,417,981
175,814
x
ALL
172,114

3,700
Altria Group, Inc.
Common
02209S103
278,807
8,350
x
ALL
8,350

0
Analog Devices, Inc.
Common
032654105
2,947,763
75,246
x
ALL
72,521

2,725
Anika Therapeutics, Inc.
Common
035255108
285,155
18,985
x
ALL
18,985

0
Applied Materials, Inc.
Common
038222105
5,791,799
518,746
x
ALL
502,346

16,400
Baker Hughes Inc.
Common
057224107
3,229,422
71,400
x
ALL
68,900

2,500
BB&T Corporation
Common
054937107
205,592
6,200
x
ALL
6,200

0
Chevron Corporation
Common
166764100
5,126,988
43,986
x
ALL
42,736

1,250
Dominion Resources, Inc.
Common
25746U109
465,660
8,796
x
ALL
8,796

0
Eaton Corporation
Common
278058102
333,254
7,050
x
ALL
7,050

0
Eaton Vance Corp.
Common
278265103
3,959,324
136,717
x
ALL
132,117

4,600
Exxon Mobil Corporation
Common
30231G102
1,976,143
21,609
x
ALL
19,609

2,000
General Electric Company
Common
369604103
329,295
14,500
x
ALL
14,500

0
Gilead Sciences, Inc.
Common
375558103
903,083
13,615
x
ALL
13,315

300
Google Inc.
Common
38259P508
2,174,469
2,882
x
ALL
2,882

0
Greenhill Common Stock
Common
395259104
5,567,006
107,575
x
ALL
104,500

3,075
HCC Insrnce Hldngs, Inc.
Common
404132102
244,008
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
44244K109
3,640,265
338,315
x
ALL
321,665

16,650
Illinois Tool Works Inc
Common
452308109
3,365,526
56,592
x
ALL
54,692

1,900
Int'l Business Machines
Common
459200101
656,164
3,163
x
ALL
3,163

0
Intel Corporation
Common
458140100
5,576,685
246,157
x
ALL
238,057

8,100
Intrpblc Grp of Companies
Common
460690100
3,553,258
319,538
x
ALL
308,038

11,500
Itron, Inc.
Common
465741106
654,282
15,170
x
ALL
12,920

2,250










Page Total


59,901,321





















09/30/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Johnson & Johnson
Common
478160104
851,853
12,362
x
ALL
12,362

0
Mastercard Incorporated
Common
57636Q104
4,704,422
10,420
x
ALL
10,060

360
Meredith Corporation
Common
589433101
6,035,117
172,432
x
ALL
167,807

4,625
Microsoft Corporation
Common
594918104
8,356,818
280,807
x
ALL
270,707

10,100
Molex Incorporated Cl A
Common
608554200
2,149,824
98,979
x
ALL
93,229

5,750
New York Cmmnty Bncrp, In
Common
649445103
4,273,911
301,830
x
ALL
295,055

6,775
Newmont Mining Corp
Common
651639106
7,658,593
136,724
x
ALL
132,699

4,025
Noble Corporation
Common
H5833N103
7,164,049
200,225
x
ALL
196,225

4,000
Oracle Corporation
Common
68389X105
5,014,284
159,386
x
ALL
154,036

5,350
Paychex, Inc.
Common
704326107
3,062,067
91,982
x
ALL
88,757

3,225
Philip Morris Intl
Common
718172109
1,360,343
15,125
x
ALL
15,125

0
Portfolio Rcvry Assoc
Common
73640Q105
2,608,139
24,975
x
ALL
24,450

525
PPG Industries, Inc.
Common
693506107
218,196
1,900
x
ALL
1,900

0
Principal Fnancl Grp Inc
Common
74251V102
6,909,113
256,463
x
ALL
246,213

10,250
Procter & Gamble Company
Common
742718109
411,305
5,930
x
ALL
5,930

0
Prudential Fnancial, Inc.
Common
744320102
6,482,166
118,917
x
ALL
115,167

3,750
Qualcomm Inc.
Common
747525103
5,857,812
93,770
x
ALL
89,345

4,425
Rocky Mtn Chocolate Facto
Common
774678403
1,686,211
133,192
x
ALL
127,492

5,700
Seadrill Limited
Common
G7945E105
8,572,964
218,587
x
ALL
210,062

8,525
Sirona Dntl Systems, Inc.
Common
82966C103
791,744
13,900
x
ALL
13,650

250
Sovran Self Storage, Inc.
Common
84610H108
3,209,662
55,482
x
ALL
53,332

2,150
SPDR Barclays Cap Short
ETF
78464A474
220,506
7,150
x
ALL
7,150

0
Teva Pharm Inds Ltd ADR F
Common
881624209
7,202,516
173,932
x
ALL
167,707

6,225
Tower Group Inc
Common
891777104
4,188,162
215,896
x
ALL
207,946

7,950










Page Total


98,989,774


























09/30/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Transocean Ltd.
Common
H8817H100
3,765,490
83,883
x
ALL
82,883

1,000
Urban Outfitters, Inc.
Common
917047102
2,884,608
76,800
x
ALL
75,000

1,800
Valley National Bancorp
Common
919794107
3,134,804
312,855
x
ALL
305,057

7,798
Varian Mdcl Systems, Inc.
Common
92220P105
3,634,642
60,256
x
ALL
58,750

1,506
VG Dvd Achievers Fund
ETF
921908844
256,624
4,300
x
ALL
4,300

0
VG Lrg-Cap Grwth Fund
ETF
922908736
490,655
6,777
x
ALL
6,777

0
VG Pacific Fund
ETF
922042866
294,102
5,840
x
ALL
5,840

0
VG Short-Term Corp Bond
ETF
92206C409
369,518
4,600
x
ALL
4,600

0
Vodafone Group Plc Adr
Common
92857W209
4,592,946
161,156
x
ALL
155,506

5,650
Western Union
Common
959802109
7,708,223
423,064
x
ALL
409,289

13,775










Page Total


27,131,612
















Grand Total


186,022,708



































































